INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Cost	$ 166,018	$ 164,765
Accumulated Amortization	(131,550)	(122,728)
Net	$ 34,468	$ 42,037
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	4 years	4 years
Cost	$ 106,363	$ 105,093
Accumulated Amortization	(93,048)	(88,492)
Net	$ 13,315	$ 16,601
Technologies One [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	5 years	5 years
Technologies Two [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years	9 years
Facilities lease [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	19 years	19 years
Cost	$ 33,500	$ 33,500
Accumulated Amortization	(19,089)	(17,801)
Net	$ 14,411	$ 15,699
Patents and other core technology right [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years	9 years
Cost	$ 15,100	$ 15,100
Accumulated Amortization	(12,225)	(10,547)
Net	$ 2,875	$ 4,553
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years	9 years
Cost	$ 7,455	$ 7,472
Accumulated Amortization	(5,000)	(3,973)
Net	$ 2,455	$ 3,499
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	15 years	15 years
Cost	$ 2,600	$ 2,600
Accumulated Amortization	(1,263)	(1,090)
Net	1,337	1,510
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,000	1,000
Accumulated Amortization	(925)	(825)
Net	$ 75	$ 175